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                                               Dykema Gossett PLLC
                                               Franklin Square, Third Floor West
                                               1300 I Street N.W.
                                               Washington, DC 20005
                                               WWW.DYKEMA.COM
                                               Tel: (202) 906-8600
                                               Fax: (202) 906-8669
                                               BRUCE W. DUNNE
                                               Direct Dial: (202) 906-8712
                                               Email: BDUNNE@DYKEMA.COM
July 25, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

          Re:  John Hancock Trust
               Registration Statement on Form N-14 under the Securities Act of 1933

Ladies and Gentlemen:

          On behalf of John Hancock Trust ("JHT"), we transmit herewith for filing with the Securities and Exchange Commission pursuant to Rule 488 under the Securities Act of 1933 (the "Act") JHT's registration statement on Form N-14 under the Act (the "Registration Statement"). The Registration Statement relates to an Agreement and Plan of Reorganization providing for the acquisition of all of the assets, subject to all of the liabilities, of each of four series of JHT (the Managed Trust, Emerging Growth Trust, Small Cap Trust and U.S. Core Trust) by and in exchange for shares of another series of JHT (respectively, the Lifestyle Balanced Trust, the Small Cap Growth Trust (the "Acquiring Fund" in two transactions) and the Fundamental Value Trust).

          Pursuant to General Instruction D.1. of Form N-14, the proxy statement/prospectus included in the Registration Statement (the "Proxy Statement/Prospectus") includes the information required by Schedule 14C under the Securities Exchange Act of 1934 relating to a subadviser change with respect to the U.S. Core Trust.

          It is proposed that the Proxy Statement/Prospectus will first be sent to shareholders on or about September 9, 2008.

          Please call me at 202-906-8712 or John W. Blouch of this office at 202-906-8714 if you have any questions or comments.

Very truly yours,

DYKEMA GOSSETT PLLC

/s/ Bruce W. Dunne

Bruce W. Dunne

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